Post employment benefits - Analysis of fair value of plan assets (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of fair value of plan assets [line items]
Hedge funds	£ 210	£ 206
Interest rate and inflation swaps	(1,018)	(1,345)
Cash and other	85	71
Total bid value of assets	9,713	9,310
Quoted
Disclosure of fair value of plan assets [line items]
Equities	561	1,316
Unquoted and private equity
Disclosure of fair value of plan assets [line items]
Equities	525	418
Property - unquoted	829	784
Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	298	278
Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	262	1,326
Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	1,162	1,641
Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	252	212
Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	1,693	1,415
Repurchase agreements
Disclosure of fair value of plan assets [line items]
Bonds	4,629	2,799
Liability driven investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	225	189
United Kingdom
Disclosure of fair value of plan assets [line items]
Hedge funds	75	68
Interest rate and inflation swaps	(1,048)	(1,415)
Cash and other	(45)	(34)
Total bid value of assets	7,115	6,792
United Kingdom | Quoted
Disclosure of fair value of plan assets [line items]
Equities	19	758
United Kingdom | Unquoted and private equity
Disclosure of fair value of plan assets [line items]
Equities	504	399
Property - unquoted	744	689
United Kingdom | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	123	133
United Kingdom | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	0	1,063
United Kingdom | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	404	934
United Kingdom | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	163	147
United Kingdom | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	1,362	1,112
United Kingdom | Repurchase agreements
Disclosure of fair value of plan assets [line items]
Bonds	4,629	2,799
United Kingdom | Liability driven investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	185	139
Ireland
Disclosure of fair value of plan assets [line items]
Hedge funds	135	138
Interest rate and inflation swaps	30	70
Cash and other	31	15
Total bid value of assets	1,747	1,745
Ireland | Quoted
Disclosure of fair value of plan assets [line items]
Equities	294	316
Ireland | Unquoted and private equity
Disclosure of fair value of plan assets [line items]
Equities	0	1
Property - unquoted	84	94
Ireland | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	129	103
Ireland | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	262	262
Ireland | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	337	344
Ireland | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	74	49
Ireland | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	331	303
Ireland | Repurchase agreements
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Ireland | Liability driven investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	40	50
United States and other
Disclosure of fair value of plan assets [line items]
Hedge funds	0	0
Interest rate and inflation swaps	0	0
Cash and other	99	90
Total bid value of assets	851	773
United States and other | Quoted
Disclosure of fair value of plan assets [line items]
Equities	248	242
United States and other | Unquoted and private equity
Disclosure of fair value of plan assets [line items]
Equities	21	18
Property - unquoted	1	1
United States and other | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	46	42
United States and other | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	0	1
United States and other | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	421	363
United States and other | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	15	16
United States and other | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States and other | Repurchase agreements
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States and other | Liability driven investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	£ 0	£ 0